Equity - Hedging and exchange reserve (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reserves within equity [line items]
Beginning balance	£ 11,713	£ 12,028	£ 10,180
Other comprehensive income	287	(276)	651
Ending balance	10,156	11,713	12,028
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance	(68)	(21)	(90)
Other comprehensive income	31	(44)	69
Adoption of IFRS 9 by associate		(3)
Ending balance	(37)	(68)	(21)
Exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(962)	(432)	(431)
Other comprehensive income	181	(530)	(1)
Adoption of IFRS 9 by associate		0
Ending balance	(781)	(962)	(432)
Hedging and exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(1,030)	(453)	(521)
Other comprehensive income	212	(574)	68
Adoption of IFRS 9 by associate		(3)
Ending balance	£ (818)	£ (1,030)	£ (453)